Note 7 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2013	2012
	(in thousands)
Computers and accessories	$13	$9
Equipment	22	21
Furniture and fixtures	38	13
	73	43
Less accumulated depreciation	(26)	(8)
	$47	$35